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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 2001.

                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)


If amended report check here: [_]


     GENERAL ATLANTIC PARTNERS, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


     3 PICKWICK PLAZA           GREENWICH               CT              06830
--------------------------------------------------------------------------------
Business            (Street)            (City)         (State)        (Zip)


     THOMAS J. MURPHY, CHIEF FINANCIAL OFFICER (203) 629-8600
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                    ATTENTION
--------------------------------------------------------------------------------

  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                     SEE 18 U.S.C. 1001 AND 15 U.S. 78FF(A).

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of GREENWICH and State of CONNECTICUT on the 11th day of MAY, 2001.


      General Atlantic Partners, LLC
-------------------------------------------
(Name of Institutional Investment Manager)



          /s/ Thomas J. Murphy
-------------------------------------------
(Manual Signature of Person Duly Authorized
to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (LIST IN ALPHABETICAL ORDER).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

NAME:                  13F FILE NO.:     NAME:                    13F FILE NO.:
---------------------- ----------------- -----------------------  -------------
1.
---------------------- ----------------- -----------------------  --------------
2.
---------------------- ----------------- -----------------------  --------------
3.
---------------------- ----------------- -----------------------  --------------
4.
---------------------- ----------------- -----------------------  --------------
5.
---------------------- ----------------- -----------------------  --------------

                                    FORM 13F
Page   2   of   6      Name of Reporting Manager  General Atlantic Partners, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE         AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Atlantic Data Services, Inc.   Com     048523104     8,148,210    3,104,080     X                                 X
-----------------------------------------------------------------------------------------------------------------------------------
Atlantic Data Services, Inc.   Com     048523104        55,125       21,000                     X                               X
-----------------------------------------------------------------------------------------------------------------------------------
BindView                       Com      090327       6,281,052    2,030,239     X                                 X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
BindView                       Com      090327       1,533,507      495,679                     X                               X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
Brigham Exploration Company    Com      109178      10,885,136    2,679,418     X                                 X
                                          103
-----------------------------------------------------------------------------------------------------------------------------------
Brigham Exploration Company    Com      109178       4,482,299    1,103,335                     X                               X
                                          103
-----------------------------------------------------------------------------------------------------------------------------------
Brio Technologies              Com      109704      12,404,148    2,046,045     X                                 X
                                          106
-----------------------------------------------------------------------------------------------------------------------------------
Brio Technologies              Com      109704       1,826,104      301,213                     X                               X
                                          106
-----------------------------------------------------------------------------------------------------------------------------------
Chordiant Software, Inc.       Com      170404      17,773,312    4,443,328     X                                 X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
Chordiant Software, Inc.       Com      170404       4,472,800    1,118,200                     X                               X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
Computer Learning Ctrs Inc.    Com      205199           - 0 -    1,201,602     X                                 X
                                          102
-----------------------------------------------------------------------------------------------------------------------------------
Computer Learning Ctrs Inc.    Com      205199           - 0 -    1,716,378     X                                 X
                                          102
-----------------------------------------------------------------------------------------------------------------------------------
Computer Learning Ctrs Inc.    Com      205199           - 0 -       26,736                     X                               X
                                          102
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                       67,861,693
-----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
Page   3   of   6      Name of Reporting Manager  General Atlantic Partners, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE         AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
E* Trade Group, Inc.          Com      269246       42,948,261    6,153,046     X                                 X
                                         104
-----------------------------------------------------------------------------------------------------------------------------------
E* Trade Group, Inc.          Com       269246       6,000,245      859,634                     X                               X
                                         104
-----------------------------------------------------------------------------------------------------------------------------------
Eclipsys                      Com      278856      110,561,334    5,669,812     X                                X
                                         109
-----------------------------------------------------------------------------------------------------------------------------------
Eclipsys                      Com      278856       21,737,508    1,114,744                     X                               X
                                         109
-----------------------------------------------------------------------------------------------------------------------------------
EXE Technologies, Inc.        Com     301504106     68,677,173   10,174,396     X                                X
-----------------------------------------------------------------------------------------------------------------------------------
EXE Technologies, Inc.        Com     301504106     12,913,871    1,913,166                     X                               X
-----------------------------------------------------------------------------------------------------------------------------------
Exult, Inc.                   Com     302284104    408,904,112   42,901,415     X                                X
-----------------------------------------------------------------------------------------------------------------------------------
Exult, Inc.                   Com     302284104     93,380,801    9,797,330                     X                               X
-----------------------------------------------------------------------------------------------------------------------------------
FirePond, Inc.                Com      318224       35,046,335   14,018,534     X                                X
                                         102
-----------------------------------------------------------------------------------------------------------------------------------
FirePond, Inc.                Com      318224        6,592,083    2,636,833                     X                               X
                                         102
-----------------------------------------------------------------------------------------------------------------------------------
HOT JOBS.Com., Ltd.           Com     441474103        676,431      133,616     X                                X
-----------------------------------------------------------------------------------------------------------------------------------
HOT JOBS.Com., Ltd.           Com     441474103        130,810       25,839                     X                               X
-----------------------------------------------------------------------------------------------------------------------------------
Infogrames Inc.               Com      45665T        7,458,897    1,356,163     X                                X
                                         107
-----------------------------------------------------------------------------------------------------------------------------------
Infogrames Inc.               Com      45665T          712,476      129,541                     X                               X
                                         107
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                      815,740,337
-----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
Page   4   of   6      Name of Reporting Manager  General Atlantic Partners, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE         AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Manugistics Group,Inc.       Com    565011103       43,296,171    2,364,296     X                                X
-----------------------------------------------------------------------------------------------------------------------------------
Manugistics Group, Inc.      Com    565011103        9,416,892      514,233                     X                               X
-----------------------------------------------------------------------------------------------------------------------------------
Mapics, Inc.                 Com       564910        5,739,519    1,311,890     X                                X
                                        107
-----------------------------------------------------------------------------------------------------------------------------------
Mapics, Inc.                 Com       564910          823,025      188,120                     X                               X
                                        107
-----------------------------------------------------------------------------------------------------------------------------------
Predictive Systems, Inc.     Com       74036W        9,972,170    4,909,376     X                                X
                                        102
-----------------------------------------------------------------------------------------------------------------------------------
Predictive Systems, Inc.     Com       74036W        2,062,005    1,015,141                     X                               X
                                        102
-----------------------------------------------------------------------------------------------------------------------------------
Priceline.Com Incorporated   Com       741503       33,660,355   13,297,918     X                                X
                                        106
-----------------------------------------------------------------------------------------------------------------------------------
Priceline.Com Incorporated   Com       741503       10,429,158    4,120,161                     X                               X
                                        106
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                       115,399,295
-----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
Page   5   of   6      Name of Reporting Manager  General Atlantic Partners, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE         AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,       Com        742674       40,606,510    1,851,009     X                                X
Inc.                                    104
-----------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,       Com        742674        7,089,981      323,190                     X                               X
Inc.                                    104
-----------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,       Com        742674       21,937,500    1,000,000                     X                               X
Inc.                                    104
-----------------------------------------------------------------------------------------------------------------------------------
Proxicom                    Com        74428         8,509,896    2,896,986     X                                X
                                        2104
-----------------------------------------------------------------------------------------------------------------------------------
Proxicom                    Com        74428         1,715,412      583,970                     X                               X
                                        2104
-----------------------------------------------------------------------------------------------------------------------------------
Screaming Media.Com Inc.    Com      810883108      10,616,194    5,308,097     X                                X
-----------------------------------------------------------------------------------------------------------------------------------
Screaming Media.Com Inc.    Com      810883108         817,556      408,778     X                                X
-----------------------------------------------------------------------------------------------------------------------------------
Screaming Media.Com Inc.    Com      810883108       1,647,146      823,573                     X                               X
-----------------------------------------------------------------------------------------------------------------------------------
SS&C Technologies Inc.      Com        85227Q       11,969,726    2,379,076     X                                X
                                        100
-----------------------------------------------------------------------------------------------------------------------------------
SS&C Technologies Inc.      Com        85227Q        1,087,072      216,064                     X                               X
                                        100
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                       105,996,993
-----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
Page   6   of   6      Name of Reporting Manager  General Atlantic Partners, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE         AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
S1 Corporation              Com        78463B       17,794,436    2,454,405     X                                X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
S1 Corporation              Com        78463B        2,474,679      341,335                     X                               X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
Tickets.com                 Com        88633M        2,163,320    6,922,624     X                                X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
Tickets.com                 Com        88633M          450,963    1,443,081                     X                               X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
Wit Soundview Group,        Com        977383       22,120,071    7,373,357     X                                X
Inc.                                    108
-----------------------------------------------------------------------------------------------------------------------------------
Wit Soundview Group,        Com        977383        4,772,487    1,590,829                     X                               X
Inc.                                    108
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                        49,775,956
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM ALL PAGES:                            1,154,774,274
-----------------------------------------------------------------------------------------------------------------------------------